Discontinued Operations Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Mar. 31, 2012 Lighting [Member]	Dec. 31, 2011 Lighting [Member]	Mar. 31, 2012 Visteon TYC Corporation [Member] Lighting [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses				$ 69	$ 92		$ 20
Sales	109	335	515	357		531
Cost of sales	109	319	490	378
Gross margin	0	16	25	(21)
Selling, general and administrative expenses	3	8	11	10
Asset Impairment Charges	0	0	66	(1)
Restructuring expenses	1	6	0	4
Other expense (income), net	0	(1)	2	0
Reorganization expenses, net	0	5	0	0
Operating income	(4)	(2)	(54)	(34)
Interest expense	1	1	2	0
Equity in net income of non-consolidated Affiliates	0	0	0	(1)
Income before income taxes	(5)	(3)	(56)	(35)
Provision for income taxes	(5)	(17)	0	8
Net (loss) income from discontinued operations attributable to Visteon Corporation	0	14	(56)	(43)
Long-lived assets to be disposed, carrying value						$ 47